Income taxes	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Income Tax Explanatory
Note 8

Income taxes
Income tax expenses of USD 478 m were recognized for the second quarter of 2022, representing an effective tax rate of 19.5%, compared with USD 563
m for the second quarter of 2021 and

an effective tax rate of
22.7
%.

Current tax

expenses were

USD
342
m, compared

with USD
346
m, and

related to

taxable profits

of UBS Switzerland
AG and other entities.

Deferred tax

expenses were

USD
136
m, compared

with USD
217
m. These

include an

expense of

USD
82 m that
primarily relates to the amortization of deferred tax assets that were previously recognized in relation to tax losses carried forward and deductible temporary

differences of UBS Americas Inc. In addition,

they include an expense of
USD 54
m in

respect of

a decrease

in the

expected value

of future

tax deductions

for deferred

compensation awards,
due to a decrease in UBS Group AG’s share price

during the quarter.
The effective tax

rate for the

second quarter of

2022 of
19.5
% is low

primarily because no

net tax expense

was
recognized in

respect of

the pre-tax

gain of

USD
848
m that

resulted from

the sale

of UBS

AG’s shareholding

in
Mitsubishi

Corp.-UBS

Realty

Inc.

However,

this

impact

on

the

effective

tax

rate

was

partly

offset

by

the
aforementioned expense of USD 54 m in respect of deferred compensation awards.